Note 13 - Total Voyage Revenues - Schedule of Voyage Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Voyage Revenue	$ 223,118	$ 155,866
Nonrelated Party [Member]
Voyage Revenue	204,437	107,211
Nonrelated Party [Member] | Time Charters [Member]
Voyage Revenue	114,529	44,969
Nonrelated Party [Member] | Voyage Charters and Contracts of Affreightment [Member]
Voyage Revenue	89,908	62,242
Related Party [Member]
Voyage Revenue	18,681	48,655
Related Party [Member] | Time Charters [Member]
Voyage Revenue	0	3,475
Related Party [Member] | Voyage Charters and Contracts of Affreightment [Member]
Voyage Revenue	$ 18,681	$ 45,180